Revenue and Contract Balances (Details) - Schedule of revenue by timing of recognition - Leafly Holdings, Inc.[Member] - USD ($)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Over time	$ 25,509	$ 28,531	$ 34,261	$ 28,247
Point in time	1,593	2,428	2,131	1,825
Total	$ 27,102	$ 30,959	$ 36,392	$ 30,072